PGIM Short Duration Multi-Sector Bond ETF Average Annual Total Returns		12 Months Ended	25 Months Ended		29 Months Ended		43 Months Ended		49 Months Ended	57 Months Ended	60 Months Ended	87 Months Ended		93 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	[2],[3]	Dec. 31, 2025		Dec. 31, 2025	[6],[7]	Dec. 31, 2025 [8]	Dec. 31, 2025 [9]	Dec. 31, 2025 [1]	Dec. 31, 2025	[10],[11]	Dec. 31, 2025	[1],[12]
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30% [1]	5.95%		4.95%	[4],[5]	2.57%		(0.13%)	0.34%	(0.36%)	2.15%		1.99%
Bloomberg US Government/Credit 1-3 Year Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.35%			5.28%	[13]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		6.17%			6.52%
Performance Inception Date	Jul. 19, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.20%			4.32%
Performance Inception Date	Jul. 19, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.62%			4.04%
Performance Inception Date	Jul. 19, 2023

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[5]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[6]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[7]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[8]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[9]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[10]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[11]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[12]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[13]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.